Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Statement [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Trading Symbol	qtrrf
Entity Registrant Name	QUATERRA RESOURCES INC
Entity Central Index Key	0001339688
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	200,969,314
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false